UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 6.6%
The Boeing Co.	126,232	$7,638,298
General Dynamics Corp.	93,000	5,290,770

		12,929,068

Beverages – 3.0%
The Coca-Cola Co.	87,735	5,927,377

Capital Markets – 1.2%
Ameriprise Financial, Inc.	61,125	2,405,880

Computers & Peripherals – 2.7%
Hewlett-Packard Co.	238,564	5,355,762

Consumer Finance – 6.2%
American Express Co.	271,045	12,169,921

Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	124,728	3,756,807

Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	64,800	2,384,640

Energy Equipment & Services – 5.2%
Schlumberger Ltd.	168,194	10,046,228

Food & Staples Retailing – 3.2%
Wal-Mart Stores, Inc.	119,846	6,220,007

Food Products – 1.3%
General Mills, Inc.	16,994	653,759
Kraft Foods, Inc., Class A	53,285	1,789,310

		2,443,069

Health Care Equipment & Supplies – 0.4%
Medtronic, Inc.	22,800	757,872

Household Products – 5.3%
The Procter & Gamble Co.	162,456	10,263,970

Industrial Conglomerates – 2.5%
General Electric Co.	317,848	4,844,004

Insurance – 6.6%
Berkshire Hathaway, Inc., Class B(a)	180,100	12,794,304

IT Services – 10.2%
International Business Machines Corp.	90,052	15,761,802
The Western Union Co.	266,480	4,074,479

		19,836,281

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.(a)	29,749	929,656

Machinery – 4.5%
Caterpillar, Inc.	119,415	8,817,604

Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	53,600	1,632,120

Multiline Retail – 6.1%
Target Corp.	242,683	11,901,174

Oil, Gas & Consumable Fuels – 6.0%
BP Plc - ADR	31,546	1,137,864
Exxon Mobil Corp.	144,677	10,507,890

		11,645,754

Pharmaceuticals – 13.0%
AstraZeneca Plc - ADR	64,000	2,839,040
Johnson & Johnson	115,747	7,374,241
Merck & Co., Inc.	83,999	2,747,607
Novartis AG - ADR	155,916	8,695,435
Pfizer, Inc.	204,166	3,609,655

		25,265,978

Semiconductors & Semiconductor Equipment – 0.4%
Intel Corp.	40,915	872,717

Software – 4.7%
Microsoft Corp.	367,277	9,141,525

Tobacco – 3.5%
Altria Group, Inc.	77,000	2,064,370
Philip Morris International, Inc.	77,000	4,803,260

		6,867,630

Wireless Telecommunication Services – 0.8%
Vodafone Group Plc - ADR	64,452	1,653,194

Total Long-Term Investments (Cost – $44,746,944) – 97.8%		190,862,542

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(b)(c)	4,053,444	4,053,444

Total Short-Term Securities (Cost – $4,053,444) – 2.1%		4,053,444

Total Investments (Cost – $48,800,388*) – 99.9%		194,915,986
Other Assets Less Liabilities – 0.1%		163,980

Net Assets – 100.0%		$195,079,966

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,483,451

Gross unrealized appreciation	$149,296,058
Gross unrealized depreciation	(863,523)

Net unrealized appreciation	$148,432,535

(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2011	1

Schedule of Investments (concluded)

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2010	Net Activity	Shares/Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,828,864	(775,420)	4,053,444	$3,675
BlackRock Liquidity Series LLC, Money Market Series	$7,122,500	$(7,122,500)	–	$4,518

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$190,862,542	–	–	$190,862,542
Short-Term Securities	4,053,444	–	–	4,053,444

Total	$194,915,986	–	–	$194,915,986

[1]	See above Schedule of Investments for values in each industry.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 23, 2011